Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The condensed consolidated interim financial statements of Nightstar Therapeutics plc and its subsidiaries are unaudited, have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars.  All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

The accompanying unaudited interim financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 20-F filed with the SEC on April 3, 2018 (the “Annual Report”).  The balance sheet as of December 31, 2017 was derived from audited consolidated financial statements included in the Company’s Annual Report but does not include all disclosures required by U.S. GAAP.  There have been no significant changes in the Company’s accounting policies from those disclosed in the Annual Report.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these interim financial statements.  However, these interim financial statements include all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary to fairly state the results of the interim period.  The interim results are not necessarily indicative of results to be expected for the full year or any future periods.

Research and development tax credit receivable as of December 31, 2017 previously included in prepaid and other assets has been presented as a separate line item on the Condensed Consolidated Balance Sheet to conform to current period presentation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the determination of the fair value of share-based awards issued, share-based compensation expense and the recoverability of the Company’s net deferred tax assets and related valuation allowance. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of September 30, 2018 and December 31, 2017 consisted of investments in money market funds and U.S. Treasury securities with an original maturity of less than three months.

Restricted Cash

Restricted Cash

The Company has entered into a certain lease transaction (refer to Note 13) that requires a security deposit of $58,000 for the duration of the lease contract, which is reported in the other assets balance line on the condensed consolidated balance sheet. The Company includes the restricted cash balance in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the condensed consolidated statements of cash flows.

Marketable Securities

Marketable securities

The Company invests available funds in high-quality Treasury securities that are classified as available-for-sale and carried at fair value. Changes in fair value of available-for-sale securities are recorded in other comprehensive income (loss) as net unrealized gains (losses) on available-for-sale securities. The Company recognized $1.6 million in net unrealized holding losses and $2.3 million in net unrealized holding gains for the three and nine months ended September 30, 2018, respectively. The Company did not recognize any net unrealized gains or losses on marketable securities in any prior period.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

▪	Level 1—Quoted prices in active markets for identical assets or liabilities.
▪

Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

▪

Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

For marketable securities, management utilizes values provided by the Company’s investment advisor and compares them to the values published by a third-party source. Management believes that the carrying amounts of the Company’s consolidated financial instruments, including cash equivalents, prepaid expenses, accounts payable and accrued expenses approximate fair value due to the short-term nature of those instruments.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash, cash equivalents and marketable securities. The Company places cash and cash equivalents in established financial institutions. Marketable securities held by the Company consist exclusively of U.S. Treasury securities. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts or other foreign hedging arrangements.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets. As of September 30, 2018 and December 31, 2017, the Company’s property and equipment consisted of lab equipment, computer equipment and office equipment, which has an estimated useful life of three years. The Company capitalizes the cost of leasehold improvements and amortizes them over the shorter of the useful life of the asset and the non-cancellable lease term. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the condensed consolidated statements of operations and comprehensive loss. Expenditures for repairs and maintenance are charged to expense as incurred.

The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book values of the assets exceed their fair value. The Company has not recognized any impairment losses from inception through September 30, 2018.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, views the Company’s operations and manages its business as a single operating segment, which is the business of developing and commercializing gene therapies; however, the Company operates in two geographic regions: the United Kingdom and the United States.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, depreciation expense, travel, third-party license fees, and external costs of outside vendors engaged to conduct clinical development activities, clinical trials, cost to manufacture clinical trial materials and tax credits associated with research and development activities. Research and development tax credits received from Her Majesty's Revenue & Customs (“HMRC”) are recognized as offsets to research and development expenses.

Research Contract Costs and Accruals

Research Contract Costs and Accruals

The Company has entered into various research and development-related contracts with research institutions and other companies. These agreements are generally cancelable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes the progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Patent Costs

Patent Costs

The Company expenses patent application and related legal costs as incurred and classifies such costs as general and administrative expenses in the accompanying condensed consolidated statements of operations and comprehensive loss.

Share-Based Compensation

Share-Based Compensation

The Company recognizes compensation expense for equity awards based on the grant date fair value of the award on a straight-line basis over the requisite service period. The Company uses the fair value of its ordinary shares to determine the fair value of restricted share awards (“RSAs”) and restricted share units (“RSUs”). The fair value of options is determined using the Black-Scholes option pricing model. The Company accounts for forfeitures as they occur.

Foreign Currency Translation

Foreign Currency Translation

The Company maintains its financial statements in the functional currency pounds sterling.  Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. The Company recorded foreign exchange gains of $4.1 million and losses of $2.3 million for the three months ended September 30, 2018 and 2017, respectively, and foreign exchange gains of $0.5 million and losses of $2.3 million for the nine months ended September 30, 2018 and 2017, respectively. Foreign exchange gains and losses are included in other expense, net in the condensed consolidated statement of operations and comprehensive loss.

For financial reporting purposes, the financial statements of the Company, which are prepared using the functional currency of pounds sterling, have been translated into the U.S. dollar. Assets and liabilities are translated at the exchange rates at the balance sheet dates, revenue and expenses are translated at the average exchange rates and shareholders’ equity is translated based on historical exchange rates.

Translation adjustments are not included in the determination of net income (loss) but are included as foreign exchange adjustments in other comprehensive income (loss), a component of shareholders’ equity. The Company recorded a loss of $2.7 million and a gain of $1.8 million on foreign currency translations for the three months ended September 30, 2018 and 2017, respectively, and a loss of $3.0 million and a gain of $3.6 million on foreign currency translations for the nine months ended September 30, 2018 and 2017, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the condensed consolidated financial statements or in its tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the condensed consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that deferred tax assets will be recovered in the future based upon the weight of available evidence, and to the extent management believes that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed as the amount of benefit to recognize in the consolidated financial statements. The amount of benefits that may be used is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

The Company recognizes interest and penalties related to unrecognized tax benefits on the provision for income tax line in the accompanying condensed consolidated statement of operations and comprehensive loss. As of September 30, 2018 and December 31, 2017, no accrued interest or penalties are included on the related tax liability line in the condensed consolidated balance sheets.

The Company recognized income tax provision of $0.1 million and income tax benefit of $0.3 million for the three and nine months ended September 30, 2018, respectively, and an income tax provision in other comprehensive loss of $0.3 million and income tax benefit of $0.5 million related to the unrealized gain on available-for-sale securities for the three and nine months ended September 30, 2018, respectively. As of September 30, 2018, the Company recorded an accrued income tax provision of $0.2 million related to this tax benefit included within accrued expenses and other liabilities in the condensed consolidated balance sheet, which is expected to be generated from continuing operations. There was no income tax provision for the three or nine months ended September 30, 2017.

Research and development tax credits received from HMRC are recognized as offsets to research and development expenses.

Comprehensive Loss

Comprehensive Loss

The Company follows the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income, which establishes standards for the reporting and display of comprehensive income (loss) and its components. Comprehensive income (loss) is defined to include all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company reports cumulative translation adjustments and unrealized gains (losses) on marketable securities as part of comprehensive income (loss).

Net Loss per Share

Net Loss per Share

Basic and diluted net loss per ordinary share is determined by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. For all periods presented, issued and outstanding but unvested RSAs have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average shares outstanding used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect at September 30, 2018 and 2017, respectively:

	For the Three and Nine Months Ended
	September 30,
	2018	2017
Unvested restricted share and restricted share unit awards	737,065	1,200,507
Unvested share options	1,072,526	—

Emerging Growth Company Status	Emerging Growth Company Status As of September 30, 2018, the Company maintained its status as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act.
Recent Accounting Pronouncements	Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-15 (“ASU 2018-15), Intangibles – Goodwill and Other – Internal Use Software (Subtopic 350-40), Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract requiring a customer in a cloud computing arrangement that is a service contract to follow the internal use software guidance in ASC 350-402 to determine which implementation costs to capitalize as assets.

The guidance is effective for the Company in annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Company has the option to apply the guidance prospectively to all implementation costs incurred after the date of adoption or retrospectively.

The new guidance requires certain disclosures in the interim and annual period of adoption. The Company does not expect the adoption of this guidance to have a material impact on the consolidated financial statements due to limited use in its operations of cloud computing arrangements that are service contracts.

In August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, removing the requirements to disclose:

•	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy;
•	The policy for timing of transfers between levels; and
•	The valuation processes for Level 3 fair value measurements;

and clarifying certain aspects of disclosures regarding uncertainty in measurement of the reporting date.  The guidance is effective for the Company in annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Company does not expect the adoption of this guidance to have a material impact on the consolidated financial statements as the Company does not currently have and does not anticipate, based on its conservative investment policy and nature of operations, to have assets or liabilities falling within Level 3 of the fair value hierarchy.

In July 2018, the FASB issued ASU 2018-11 (“ASU 2018-11”), Leases (Topic 842) – Targeted Improvements. The FASB decided to provide another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. If the Company chooses to adopt ASC 842 using the additional transition method provided by ASU 2018-11, that guidance will be effective for the Company on January 1, 2019. The Company is currently evaluating whether to adopt the guidance in ASU 2018-11 or follow other acceptable method on transitioning to the guidance of ASC 842.

In July 2018, the FASB issued ASU 2018-10 (“ASU 2018-10”) Codification Improvements to Topic 842, Leases. ASU 2018-10 provides a number of improvements and clarifications to the guidance of ASC 842. The guidance of ASC 842, and ASU 2018-10, will be effective for the Company on January 1, 2019. The Company is currently assessing the impact of ASU 2018-10 will have on its consolidated financial statements.

In July 2018, the FASB issued ASU 2018-09 (“ASU 2018-09”), Codification Improvements. The ASU 2018-09 provides updates and clarifications to a number of previously issued accountings standards and such updates and clarifications are effective concurrently with the related standards. The Company does not expect the adoption of ASU 2018-09 to have a material impact on the consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting that largely aligns the accounting for share-based payment awards issued to employees and nonemployees, with certain exceptions. The new guidance expands the scope of ASC 718 to include share-based payments granted to nonemployees in exchange for goods or services used or consumed in an entity’s own operations and supersedes the guidance in ASC 505-30. Under the new guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The guidance is effective for the Company in annual periods beginning after December 15, 2018, and interim periods within those annual periods, but not before the Company adopts ASC 606, Revenue from contracts with customers. In the period of adoption, the Company will apply the new guidance to any equity-classified nonemployee awards for which a measurement date has not been established and liability-classified nonemployee awards that have not been settled as of the date of adoption by recognizing a cumulative-effect adjustment to retained earnings as of the beginning of the annual period of adoption. The Company does not expect the adoption of this guidance to have a material impact on the consolidated financial statements due to its limited use of share-based arrangements to compensate nonemployees for their services provided.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments Credit Losses (Topic 326) (“ASU 2016-13”), which replaces the incurred loss impairment methodology for financial instruments in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for the fiscal year beginning January 1, 2020, including interim periods within that fiscal year. Early application is permitted for the fiscal year beginning January 1, 2019, including interim periods within that fiscal year. The guidance must be adopted using a modified-retrospective approach and a prospective transition approach is required for debt securities for which an other-than-temporary impairment had been recognized before the effective date. The Company is currently evaluating the impact of ASU 2016-13 on the consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires a lessee to recognize most leases on the balance sheet but recognize expenses on the income statement in a manner similar to current practice. The update states that a lessee will recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying assets for the lease term. Leases will continue to be classified as either financing or operating, with classification affecting the recognition, measurement, and presentation of expenses and cash flows arising from a lease. The guidance must be adopted on a modified-retrospective transition approach for leases existing, or entered into after, the beginning of the earliest comparative period presented in the financial statements. For public entities, the new standard is effective for interim and annual periods beginning on or after January 1, 2019, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements.

The Company has considered other recent accounting pronouncements and concluded that they are either not applicable to the business, or that the effect is not expected to be material to the unaudited condensed consolidated financial statements as a result of future adoption.

Recently adopted accounting pronouncements

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other than Inventory (“ASU 2016-16”), which requires the recognition of the income tax consequences of an intra-entity transfer (sales) of an asset, other than inventory, when the transfer occurs. The standard is effective for the Company beginning January 1, 2018. The Company does not currently engage in sale transactions with its wholly owned subsidiaries. Adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). The new standard involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The new standard was effective for the Company on January 1, 2017 with early adoption permitted. The Company elected to early adopt ASU 2016-09 on January 1, 2015 and has reflected the adoption in its consolidated financial statements. The adoption of ASU 2016-09 did not have a material impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”), which requires deferred tax liabilities and assets to be classified as noncurrent in the consolidated balance sheet. ASU 2015-17 was required to be adopted for annual periods beginning after December 15, 2016, including interim periods within those fiscal years. The amendment may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company elected to early adopt this guidance on January 1, 2015 and classified all previously recognized deferred tax assets and liabilities as noncurrent. The adoption of ASU 2015-17 did not have a material impact on the Company’s consolidated financial statements as the Company recorded a full valuation allowance on deferred tax assets at January 1, 2015 and subsequent reporting period ends.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company complied with the requirement to adopt ASU 2016-18 for annual periods beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of ASU 2016-18 did not have a material impact on the Company’s consolidated financial statements as the Company does not have material balances meeting the definition of restricted cash or restricted cash equivalents.

In January 2017, the FASB issued ASU 2017-01, Clarifying the Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarified the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or businesses. The Company adopted ASU 2017-01 on January 31, 2018. The adoption did not have a material effect on the Company’s consolidated financial statements as the Company has not entered into transactions within the scope of ASU 2017-01.

On August 26, 2016, the FASB issued Accounting Standards Update No 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”) to clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows. This guidance became effective for the Company for interim and annual periods beginning on January 1, 2018. The adoption of ASU 2016-15 did not have a material impact on the Company’s financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01), which amended the guidance on the recognition and measurement of financial assets and financial liabilities.  The new guidance requires that equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) are measured at fair value with changes in fair value recognized in net income.  The guidance also requires the use of an exit price when measuring the fair value of financial instruments for disclosure purposes, eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost and requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset.  The guidance became effective for the fiscal year beginning January 1, 2018, including interim periods within that fiscal year.  Adoption of ASU 2016-01 did not have a material impact on the Company’s consolidated financial statements due to the Company’s highly conservative investment policy, which specifically restricts investment choices to high-quality, short term securities.